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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]  Amendment Number:
                                              ------------------

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phoenix Variable Advisors, Inc.
Address: One American Row, Hartford, CT 06102-5056

Form 13F File Number: 028-10577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John H. Beers
Title: Vice President and Secretary
Phone: (860) 403-5050

Signature, Place and Date of Signing:


    /s/ John H. Beers               Hartford, CT               May 11,2009
-------------------------- ----------------------------- -----------------------
       (Signature)                 (City, State)                (Date)

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Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:   Manager:
---------------------   --------
028-11020               Aberdeen Asset Management, Inc.

028-02321               Alliance Bernstein, L.P.

028-01420               Duff & Phelps Investment Management Co.

028-12511               Goodwin Capital Advisers, Inc.

028-11866               Morgan Stanley Investment Inc. dba Van Kampen

028-00595               Neuberger Berman Management, Inc.

028-00085               Virtus Investment Advisers, Inc.

                              Form 13F Summary Page

                                 Report Summary:

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: $86,002,460.75

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
                                                                  SHARES
                                                                    OR
          NAME OF               TITLE OF   CUSIP    FAIR MARKET  PRINCIPAL SH/ PUT/ INVESTMENT                VOTING AUTHORITY
          ISSUER                 CLASS     NUMBER      VALUE       AMOUNTS PRN CALL DISCRETION MANAGERS SOLE(A)   SHARED(B)  NONE(C)
------------------------------------------------------------------------------------------------------------------------------------
 1 ISHARES BARCLAYS TIPS BOND    COMMON  464287176  4,250,253.75   41,365   SH         41,365      1     41,365
 2 ISHARES IBOXX INV GR CORP BD  COMMON  464287242  8,690,760.00   92,850   SH         92,850      1     92,850
 3 ISHARES MSCI EAFE INDEX FUND  COMMON  464287465 10,388,936.25  276,375   SH        276,375      1    276,375
 4 SPDR S&P INTL SMALL CAP       COMMON  78463X871  3,584,654.55  223,065   SH        223,065      1    223,065
 5 VANGUARD LONG-TERM BOND ETF   COMMON  921937793  3,273,844.20   44,110   SH         44,110      1     44,110
 6 VANGUARD INTERMEDIATE-TERM B  COMMON  921937819  6,222,310.20   81,210   SH         81,210      1     81,210
 7 VANGUARD SHORT-TERM BOND ETF  COMMON  921937827  6,663,328.00   84,560   SH         84,560      1     84,560
 8 VANGUARD EMERGING MARKET ETF  COMMON  922042858  2,351,504.00   99,640   SH         99,640      1     99,640
 9 VANGUARD REIT ETF             COMMON  922908553  3,675,506.40  151,380   SH        151,380      1    151,380
10 VANGUARD SMALL-CAP VALUE ETF  COMMON  922908611  1,843,670.40   53,040   SH         53,040      1     53,040
11 VANGUARD LARGE-CAP ETF        COMMON  922908637 23,803,817.00  660,850   SH        660,850      1    660,850
12 VANGUARD VALUE ETF            COMMON  922908744  3,656,880.00  108,000   SH        108,000      1    108,000
13 VANGUARD SMALL-CAP ETF        COMMON  922908751  7,596,996.00  206,160   SH        206,160      1    206,160
                                                   86,002,460.75